RELATED PARTY TRANSACTIONS	9 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

During the Nine months ended January 31, 2022 and 2021 a Company shareholder had advanced $0 and $0 respectively of personal funds. As of January 31, 2022 and 2021 the Company owed the shareholder $24,079 and $25,930respectively.